Accounting Standards Issued But Not Yet Applied - IFRS 16	12 Months Ended
Dec. 31, 2018
Accounting Standards Issued But Not Yet Applied - IFRS 16 [abstract]
Accounting Standards Issued But Not Yet Applied - IFRS 16

Note 6 – Accounting Standards Issued But Not Yet Applied – IFRS 16

IFRS 16 Leases (“IFRS 16”) sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, the customer (“lessee”) and the supplier (“lessor”). This standard will replace IAS 17 Leases (“IAS 17”) and related Interpretations. IFRS 16 provides revised guidance on identifying a lease and for separating lease and non-lease components of a contract.  IFRS 16 introduces a single accounting model for all lessees and requires a lessee to recognize right-of-use assets and lease liabilities for leases with terms of more than 12 months, unless the underlying asset is of low value, and depreciation of lease assets separately from interest on lease liabilities in the consolidated statement of operations and comprehensive loss. Under IFRS 16, lessor accounting for operating and finance leases will remain substantially unchanged. IFRS 16 is effective for annual periods beginning on or after January 1, 2019. The Company’s contractual obligations in the form of operating leases under IAS 17 will then be reflected on the balance sheet resulting in an increase to both assets and liabilities upon adoption of IFRS 16, and changes to the timing of recognition of expenses associated with the lease arrangements. The Company is assessing the new standard to determine the impact on its consolidated financial statements. An initial review has been completed to identify leases that will require recognition of a right-of-use asset and lease liability. The Company is currently quantifying these impacts and assessing its transition and implementation options.